Trade Payable (Tables)	12 Months Ended
Mar. 31, 2026
Trade payables.
Schedule of trade payables

	At March 31,
	2026	2025	2024
	€M	€M	€M
Trade payables	609.8	702.0	792.2
	609.8	702.0	792.2